Schedule of reconciliation of ordinary share subject to possible redemption (Details) - InFint Acquisition Corporation [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class A ordinary shares subject to possible redemption balance	$ 208,932,880
Class A ordinary shares subject to possible redemption balance	83,523,112	$ 208,932,880
Class A Ordinary Shares Subject to Redemption [Member]
Class A ordinary shares subject to possible redemption balance	208,932,880	202,998,782
Class A ordinary shares subject to possible redemption balance	7,715,207	5,934,098
Class A ordinary shares subject to possible redemption balance	(133,124,975)
Class A ordinary shares subject to possible redemption balance	$ 83,523,112	$ 208,932,880